RESERVES - Movements in Share-Based Payments Reserve (Details)	12 Months Ended
	Jun. 30, 2026 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2024 USD ($) shares
Number of Options [Abstract]
Stock Option Awards, beginning balance (in shares)	12,904,118	11,749,372	23,011,372
Exercise (in shares)	(2,118,279)	(1,525,000)	(11,262,000)
Stock Option Awards, ending balance (in shares)	6,872,710	12,904,118	11,749,372
Movements in share-based payments reserve [Abstract]
Opening balance, share-based payments reserve | $	$ 6,469,201
Exercise of options | $	566,156	$ 205,525
Share-based payment expense | $	9,166,334	9,568,191
Closing balance, share-based payments reserve | $	$ 12,392,374	$ 6,469,201
Unlisted Options
Number of Options [Abstract]
Stock Option Awards, beginning balance (in shares)	12,904,118	11,749,372	23,011,372
Grant (in shares)	4,086,871	2,679,746
Exercise (in shares)	(2,118,279)	(1,525,000)	(11,262,000)
Lapse/forfeiture (in shares)	(8,000,000)
Stock Option Awards, ending balance (in shares)	6,872,710	12,904,118	11,749,372
Number of Performance Rights and Restricted Stock Units [Abstract]
Lapse/forfeiture (in shares)	(8,000,000)
Performance Rights
Number of Options [Abstract]
Lapse/forfeiture (in shares)	(630,000)	(980,000)
Number of Performance Rights and Restricted Stock Units [Abstract]
Beginning balance (in shares)	7,504,409	27,469,335	29,146,000
Grant (in shares)	769,077	5,288,409	4,021,000
Exercise (in shares)	(595,000)	(24,273,335)	(5,147,665)
Lapse/forfeiture (in shares)	(630,000)	(980,000)
Expiry (in shares)			(550,000)
Ending balance (in shares)	7,048,486	7,504,409	27,469,335
Restricted Stock Units
Number of Options [Abstract]
Lapse/forfeiture (in shares)	(1,018)	(159,333)	0
Number of Performance Rights and Restricted Stock Units [Abstract]
Beginning balance (in shares)	4,798,225	4,377,034	824,371
Grant (in shares)	853,979	2,220,020	3,894,124
Exercise (in shares)	(1,540,516)	(1,639,496)	(341,461)
Lapse/forfeiture (in shares)	(1,018)	(159,333)	0
Ending balance (in shares)	4,110,670	4,798,225	4,377,034
Share-Based Payments Reserve
Movements in share-based payments reserve [Abstract]
Opening balance, share-based payments reserve | $	$ 6,469,201	$ 13,440,265	$ 15,004,052
Exercise of options | $	(3,243,161)	(15,818,993)	(4,726,904)
Issue of shares to consultants | $		(470,262)	(470,000)
Issue of shares to Director in lieu of bonus | $		(250,000)
Expiry of employee rights | $			(158,424)
Share-based payment expense | $	9,166,334	9,568,191	3,791,541
Closing balance, share-based payments reserve | $	$ 12,392,374	$ 6,469,201	$ 13,440,265